S000077137 [Member] Investment Objectives and Goals - Putnam BDC Income ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks current income.